Other Information (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Details of unaudited summary financial results
Total revenue	$ 47,981	$ 32,439	$ 33,437	$ 15,321	$ 9,046	$ 7,920	$ 8,402	$ 6,655	$ 129,178	$ 32,724	$ 6,844
Loss from operations	(29,553)	(13,320)	(13,988)	(2,529)	(5,071)	(3,394)	(6,451)	(4,493)	(59,390)	(19,409)	(10,617)
Net loss attributable to common shareholders	$ (60,921)	$ (1,952)	$ (18,497)	$ (9,298)	$ (1,900)	$ (4,324)	$ (5,994)	$ (4,049)	$ (90,668)	$ (16,267)	$ (15,150)
Basic and diluted loss per common share	$ (0.46)	$ (0.01)	$ (0.16)	$ (0.12)	$ (0.02)	$ (0.06)	$ (0.10)	$ (0.07)	$ (0.80)	$ (0.25)	$ (0.39)